Trade Accounts Payable and Supply Chain Finance (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Trade receivables [member]
Trade Accounts Payable and Supply Chain Finance (Details) [Line Items]
Supply chain finance	$ 155,840	$ 58,944